Discontinued Operations (Results of Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Total revenues, less transaction-based expenses			$ 347
Compensation and benefits			105
Technology and communication			31
Professional services			31
Rent and occupancy			12
Acquisition-related transaction and integration costs			103
Selling, general, administrative			16
Depreciation and amortization			16
Total operating expenses			314
Operating income			33
Other income, net			5
Income tax expense			27
Income from discontinued operations, net of tax	$ 0	$ 0	$ 11